LEASES (Details 1) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Operating cash flows from operating leases	$ 29,250	$ 29,250	$ 42,816	$ 335,607	$ 372,473	$ 350,608
Operating Lease, Weighted Average Discount Rate, Percent			3.35%		3.35%	3.35%	0.00%
Weighted-average remaining lease term - operating leases (year)					1 month 28 days	1 year 1 month 28 days
Revision of Prior Period, Adjustment [Member]
Operating cash flows from operating leases					$ 420,193
Weighted-average remaining lease term - operating leases (year)					1 month 28 days
Weighted-average discount rate operating leases					3.35%